Law Offices of
Paul, Hastings, Janofsky & Walker LLP
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San Francisco, California 94105-3441
Telephone (415) 856-7000
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March 23, 2007
VIA EDGAR [CORRESPONDENCE FILING]
Secretary
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Kayne Anderson MLP Investment Company File No. 333-140488 and 811-21593
Sir or Madam:
     On behalf of Kayne Anderson MLP Investment Company (the “Fund”), we offer the following responses to the comments of Mr. Christian T. Sandoe of the Commission’s staff in a letter dated March 9, 2007 regarding the Fund’s registration statement on Form N-2 filed with the Commission on February 7, 2007 (the “Registration Statement”). For your convenience, where appropriate, we have reproduced Mr. Sandoe’s comments and used the same numbering as that provided in the comment letter.
PROSPECTUS:
Dividends and Interest (Page 3)
1.	Comment: As the Fund has historically made significant return of capital distributions to common shareholders, please describe in this section the anticipated characterization of the distributions to be paid by the Fund.

Response: Disclosure has been added to the Registration Statement to describe the anticipated characterization of the distributions, as indicated in the bolded and underlined statements:
As of the date of this prospectus, we have paid dividends to common stockholders every fiscal quarter since inception, significant portions of which have been characterized as returns of capital for federal income tax purposes We expect that a significant portion of our future dividends will be treated as a return of capital to stockholders for tax purposes.

Securities and Exchange Commission
March 23, 2007

Risk Factors – Leverage Risk to Common Shareholders (Page 13):
2.	Comment: The second sentence of the first paragraph states that leverage creates an opportunity for an increased return to our common stockholders. As an opportunity for increased return is not a risk, please delete this disclosure from this section.

Response: The requested deletion has been made.
Fees and Expenses (Page 6):
3.	Comment: Please revise the caption “Leverage Costs” to “Interest Payments on Borrowed Funds” and include only interest payments on borrowed funds in this caption and include all other leveraging costs in another caption of the fee table. See Instructions 8 and 9 to Item 3.1 of Form N-2.

Response: The table has been revised to break out “Interest Payments on Borrowed Funds”, “Dividends on Preferred Stock” and “Payments Made/(Received) on Interest Rate Swaps”.

4.	Comment: The second sentence of footnote (5) states that the management fees of 2.07% are calculated based on average total assets for the fiscal year ended November 30, 2006. However, the table assumes leverage is increased to 30%. Please revise the management fee amount in footnote (5) to reflect the assumption that leverage is increased to 30%.

Response: The management fees of 2.07% shown in the table correctly assumes 30% leverage. Footnote (6) (previously footnote (5)) has been modified to read “management fees are calculated based on average total assets for the fiscal year ended November 30, 2006, as adjusted for assumed additional leverage equal to 30%. Annual expenses of 2.07% are calculated as a percentage of net assets attributable to common stock as of November 30, 2006, which results in a higher percentage than the percentage attributable to average total assets.”

5.	Comment: Footnote (6) states that because interest payment on Senior Notes and dividend payment obligations on the ARP Shares have been hedged in part by interest rate swap agreements and the interest payable under the swap agreements is currently below the variable benchmark, the estimated Leverage Costs in the table are adjusted for the rates expected to be payable under the interest rate swap agreements. Please explain to us why you believe that it is appropriate to adjust the Fund’s estimated leverage costs by the amounts payable under the interest rate swap agreements.

Response: For purposes of presenting the fees and expenses table, the Fund believes that the leverage costs should include the costs of hedging such leverage. As such, net payments made/received under the swap agreements have been included as a separate line item in the table. The fund believes this presentation best reflects the total cash payments associated with leverage. Footnote (9) has been added to enhance the disclosure regarding the Fund’s interest rate swap agreements. This footnote includes the weighted average rate of the agreements, the variable benchmark rate and the aggregate notional amount of the interest rate swap agreements.

Securities and Exchange Commission
March 23, 2007

6.	Comment: The first sentence of footnote (9) states that as of November 30, 2006, the Fund had $395 million in Leverage Instruments outstanding (ARP Shares with an aggregate liquidation preference of $75 million, Senior Notes with an aggregate principal amount of $320 million and $17 million aggregate principal amount borrowed under the Fund’s revolving credit line). As these figures add up to $412 million rather than $395 million, please revise the total for Leveraged Instruments. In addition, please revise this footnote table to include all applicable line items (i.e., current income tax expense and deferred income tax expense) and all applicable footnotes. Also, please modify the font and indentation of the table in footnote (9) to ensure that it is regarded appropriately as a footnote table and not confused with the actual fee table to which it relates.

Response: Footnote (12) (previously footnote (9)) has been adjusted to read “we had $412 million in Leverage Instruments”. All applicable line items (and applicable footnotes) have been added and the indentation and font have been revised
Example (Page 7):
7.	Comment: This section describes a series of assumptions used to calculate the expense example for before tax and after tax expenses (e.g., a 6.20% interest and dividend yield on total assets, a 3% annual increase in other operating expenses and a 38.5% tax rate). Please revise this section so it presents the expense example using only the assumptions provided in Instruction 11 to Item 3.1 of Form N-2.

Response: The table has been adjusted to eliminate the 3% annual increase in expenses. The Fund believes that it is appropriate to estimate income tax expenses based on an assumption of a 37% tax rate, which is the Fund’s current effective tax rate. The Fund believes it is inappropriate, when estimating income tax expense, to “assume that the rates listed under Annual Expenses remain the same each year” because the rates related to income tax expense listed in the Annual Expense table reflect actual historical rates that are based on historical investment income, realized gains and unrealized gains that are inconsistent with the other assumptions in this example. Instruction 11 of Item 3.1 of Form N-2 does not provide specific instructions with respect to calculating the 5% annual return. We believe that our assumptions of a 5% annual appreciation, which is in addition to the return that we receive in the form of cash distributions from our investments, is a conservative approach consistent with the general intentions of this example.
Management – Directors and Officers (Page 36):
8.	Comment: The table following the second paragraph identifies Mr. McCarthy as an interested person with an asterisk referencing a footnote that describes the basis for his interested status. Please revise the table to present the information about Mr. McCarthy in a separate table or a separate section of the table from the non-interested directors of the Fund. See Instruction 2 to Item 18.1 of Form N-2.

Securities and Exchange Commission
March 23, 2007

Response: The table has been revised to present the information about Mr. McCarthy in a new table separate from the non-interested directors of the Fund.
Investment Management Agreement (Page 39):
9.	Comment: Disclosure in the first and second sentences of the penultimate paragraph indicates that for periods before December 11, 2006, the Fund’s investment advisory agreement included a performance adjustment. As this previous contract was cancelled and a new advisory agreement was approved on December 12, 2006, which did not include a performance adjustment, please explain to us how the Fund will comply with Investment Company Act Release No. 7113 relating to the “winding down” of the previous agreement’s performance adjustment. In addition, please include disclosure in this section regarding this issue.

Response: The Fund and Kayne Anderson Capital Advisors, L.P. believe that they have fully addressed the concerns stated in Investment Company Act Release No. 7113 with respect to the implementation of the new investment management agreement approved by the stockholders of the Fund. In addition, the implementation was effected in a manner that was overwhelmingly in the interests of the Fund and its stockholders because it resulted in a substantially lower investment advisory fee paid by the Fund than otherwise would have applied if the contract had continued through any of the following performance measurement and fee adjustment periods.

As you know, Release No. 7113 discusses certain factors and circumstances relating to performance fee arrangements that the Commission staff believes are unfair to investment companies and not in conformity with Section 205 of the Investment Advisers Act of 1940, as in effect in 1971. With respect to a transition between a management contract with a performance adjustment and one without such an adjustment, the Release describes concerns related to a situation where an investment adviser cancels a contract when an investment company’s performance over the first part of a performance period is bad enough that “it appears unlikely that the adviser will earn any incentive fee, or even the fulcrum fee.” The Release also notes that the cancellation of a rolling performance fee contract during a period of substandard performance could be unfair to the investment company.

None of the circumstances presenting a concern in the Release were present with respect to the Fund. As disclosed in detail in the proxy materials sent to the Fund’s stockholders, the performance-based advisory fee rate and total dollars paid by the Fund under it have materially exceeded the new advisory fee rate and the total dollars that would have been paid under the new fee over the same period (other than during the initial 12 months of operations ended September 30, 2005 when a minimum fee rate applied before the Fund was fully invested, which initial period is no longer relevant for the rolling 12-months used for calculating the performance adjustment).

Securities and Exchange Commission
March 23, 2007

More recently, it is important to note, contrary to the concerns expressed in the Release, the new management agreement did not take effect “during a period of substandard performance.” As discussed in the proxy materials sent to stockholders, the Fund was enjoying periods of exceptional performance and the performance adjustment had resulted in a maximum upward adjustment in the advisory fee through the most recent period. For subsequent periods, the same exceptional performance has occurred. In fact, as presented to the Board of Directors (including the independent Directors), through the Fund’s month ended February 28, 2007, the Fund’s 12-month performance record exceeded that of the relevant securities index by over 3000 basis points (30%), which again would have (by a very wide margin) resulted in the maximum upward advisory fee adjustment if the prior management agreement had remained in effect through the end of each of the several subsequent rolling 12-month periods. As a result, actual management fees for the period from December 12, 2006 through February 28, 2007 were $4.2 million lower than they would have been under the previous management agreement. In addition, the Fund’s stockholders had notice of the proposed new management agreement in advance of the end of two rolling 12-month periods before the stockholder meeting at which the stockholders approved the new contract.

Also as discussed more completely in the proxy materials sent to stockholders, there were many reasons why the independent Directors of the Fund determined that the new advisory fee structure would be in the best interests of the Fund and its stockholders.

10.	Comment: Disclosure in the third and fourth sentences of the penultimate paragraph indicates that effective December 31, 2006, the Fund’s investment management agreement was “assigned” to a wholly-owned subsidiary of the Fund’s investment adviser. Please explain to us why this “assignment” did not result in a termination of the Fund’s investment advisory agreement pursuant to Section 15(a)(4) of the Investment Company Act.

Response: The transfer by KACALP of its rights and obligations under the investment management agreement with the Fund to KACALP’s subsidiary, KA Fund Advisors, LLC (“KAFA”), was effected primarily for the investment adviser’s internal organizational purposes so that all publicly traded investment companies would be advised by a single entity. Such transfer did not result in a change of actual control or management of the investment adviser to the Fund consistent with the provisions of Rule 2a-6 under the Investment Company Act, which provides that a transaction which does not result in a change of actual control or management of the investment adviser to an investment company is not deemed to be an assignment for purposes of Section 15(a)(4) of the Investment Company Act. In this regard, the Fund notes that none of corporate officers of the Fund or portfolio management personnel assigned to manage the Fund’s investment portfolio or their supporting staff changed because of the transfer and that the persons having control over the management of KAFA management are substantially identical to those persons having control over the management of KACALP. In addition,

Securities and Exchange Commission
March 23, 2007

the assignment was also designed to allow certain employees of Kayne Anderson residing in the state of Texas to minimize potential exposure to California state income taxation.
Privacy Notice (Page 67):
11.	Comment: The text at the bottom of the page states that the page is not part of the prospectus. As the page is not part of the prospectus, does not appear to be a part of the statement of additional information and has not been identified as an exhibit in Part C of the registration statement, please explain to us your basis for including the page in the Fund’s registration number. See General Instruction G.1 to Form N-2.

Response: The privacy notice appearing on page 67 of the Registration Statement has been deleted in its entirety.
FORM OF PROSPECTUS SUPPLEMENT – AUCTION RATE SENIOR NOTES (S-ARN-i):
12.	Comment: The fifth sentence of the first paragraph states that if the information contained in the Base Prospectus and Prospectus Supplement is inconsistent with a statement in another document having a later date, the statement in the document having the later date modifies or supersedes the earlier statement. Please explain to us what type of other document may modify or supersede the information included in the Fund’s Base Prospectus and Prospectus Supplement and explain to us whether the Fund intends to supplement or amend the Base Prospectus and Prospectus Supplement to revise such inconsistent information.

Response: The Fund anticipates that the type of other document having a later date that may contain statements that modify or supersede the information included in the Fund’s Base Prospectus Supplement may consist of documents that the Fund files with the Commission and that the Fund would subsequently incorporate by reference into the Base Prospectus or Prospectus Supplement, as appropriate. For example, if the financial highlights of the Fund for the most recent period presented incorporated by reference into the Base Prospectus from the Fund’s annual report to stockholders for the fiscal year ended November 30, 2006 become stale at a later date because financial highlight information for a subsequent period is filed in another document with the Commission, the Fund expects that it would, at such time that it offers securities under the Registration Statement, revise the Base Prospectus or Prospectus Supplement, as appropriate, to incorporate such more recent information into the Base Prospectus or Prospectus Supplement, as the case may be, by reference to such other document filed with Commission that provides more current information.

Disclosure has been added to the Registration Statement to further clarify that statements contained in the other documents having a later date that may modify or supersede the information included in the Fund’s Base Prospectus and Prospectus Supplement will be

Securities and Exchange Commission
March 23, 2007

those contained in documents incorporated by reference, as indicated in the bolded and underlined statements:
If the description of this offering varies between this Prospectus Supplement and the accompanying Base Prospectus, you should rely on the information contained in this Prospectus Supplement; provided that if any statement in one of these documents is inconsistent with a statement in another document having a later date and incorporated by reference into the Base Prospectus or Prospectus Supplement, the statement in the incorporated document having the later date modifies or supersedes the earlier statement.
STATEMENT OF ADDITIONAL INFORMATION:
Financial Statements and Report of Independent Public Accounting Firm (Page F-1):
13.	Comment: The Fund’s Annual Report dated November 30, 2006 is incorporated by reference into this section. Footnote (3) in the table in Note 6 to the Fund’s Financial Statements included in the Annual Report states that the Fund held approximately 42.5% of the outstanding common units of Clearwater Natural Resources L.P. but believes that it does not control and is not an affiliate of Clearwater Natural Resources L.P. because it believes that the securities that it holds should not be considered voting securities for the purposes of the Investment Company Act due to the limited scope and character of the rights of such securities. Please explain to us why you believe that the limited scope and character of the rights of the common units do not make these voting securities under Section 2(a)(42) of the Investment Company Act.

Response: The Fund believes that the common units of Clearwater Natural Resources L.P. (“Clearwater”) that it owns should not be considered “voting securities” under Section 2(a)(42) of the Investment Company Act for the following reasons. First, as explained in greater detail below, under the partnership agreement of Clearwater, the Fund’s ownership of common units does not entitle the Fund to remove or replace the general partner of Clearwater or to take part in the conduct or control of the Clearwater’s business. Second, the Fund believes that it does not have an economic interest in Clearwater that gives the Fund the power to exercise a controlling influence over Clearwater. The Fund believes that the facts and circumstances underlying these reasons should be viewed as consistent with favorable positions of the staff of the Commission taken in various “no-action” letters interpreting the term “voting securities” in the context of a limited partnership. The Fund notes that Section 2(a)(42) of the Investment Company Act defines “voting securities” as “any security presently entitling the owner or holder thereof to vote for the election of directors of a company.” Clearwater does not have a board of directors because it is organized as a limited partnership.

The common units owned by the Fund belong to only one of several other classes of Clearwater equity securities currently outstanding. The partnership agreement of Clearwater requires that certain identified special actions by the limited partners be approved by a minimum stated percentage thresholds of limited partnership interests. In

Securities and Exchange Commission
March 23, 2007

certain cases, these actions are required to be separately approved by holders of specified classes of Clearwater equity securities that the Fund currently does not own. For example, before Clearwater’s initial public offering, any removal of Clearwater’s general partner would generally require the approval of a minimum percentage of the outstanding units of Clearwater that is substantially far in excess of the percentage owned by the Fund. In addition to this vote, any such removal would also require the election of a successor general partner by a specified vote, which requires separate approved by a majority of two classes of subordinated units of Clearwater in which the Fund has no ownership. Such provisions effectively make it impossible for the Fund acting alone to remove or replace the general partner of Clearwater.

Similarly, the partnership agreement of Clearwater provides that Clearwater’s general partner generally has the authority to manage and operate Clearwater. Certain classes of limited partnership interests, including common units and another class of subordinated units in which the Fund has no ownership, have consent rights over certain specific actions of Clearwater’s general partner, principally including the following: (i) the commission of any act that would make it impossible to carry on the ordinary business of Clearwater, (ii) the possession of Clearwater property, or the assignment of any rights in specific Clearwater property, for other than a purpose of Clearwater, (iii) the admission of a person as a partner of Clearwater, (iv) the amendment of the partnership agreement in any manner, or (v) the transfer of its interest as general partner of Clearwater. The Fund does not view any of the foregoing consent rights as enabling the Fund to take part in the conduct or control of Clearwater’s business because they do not constitute affirmative entitlements for the Fund to participate in, direct or restrain Clearwater’s business of coal production. Rather, the Fund regards them as protective provisions that are designed to prevent Clearwater’s general partner from taking specific extraordinary actions that would be expected to be materially harmful to the Fund’s fundamental rights or economic interests in Clearwater.
SIGNATURES:
14.	Comment: The signatures of each of the directors indicates that they were signed by Kevin S. McCarthy by powers of attorney previously filed with the Commission. As no power of attorney has been filed with the Commission that relates to the specific securities to be offered by this registration statement, please either include the signatures of each of the Funds’ directors or attach as an exhibit to the registration statement revised powers of attorney that relate specifically to the securities to be offered under this registration statement. See Rule 483(b) under the Securities Act.

Response: The Fund intends to attach as an exhibit to the Registration Statement revised powers of attorney of the Fund’s directors that relate specifically to the securities proposed to be offered under the Registration Statement.

Securities and Exchange Commission
March 23, 2007

GENERAL COMMENTS:
17.	Comment: If you intend to omit certain information from the form of prospectus included with the registration statement that is declared effective in reliance on Rule 430A under the Securities Act, please identify the omitted information to us supplementally, preferably before filing the final pre-effective amendment.

Response: The Fund intends to rely on Rule 430A under the Securities Act and to omit the following information from the form of prospectus and forms of prospectus supplements included with the Registration Statement that is declared effective by the staff of the Commission: public offering price, members of the underwriting syndicate (including any material relationships between the registrant and underwriters not named therein), underwriting discounts or commissions, discounts or commissions to dealers, amount of proceeds, and other items dependent on the offering price, delivery dates and terms of the securities dependent on the offering date. The Fund will alert the staff of the Commission if any of the foregoing changes.

18.	Comment: Please advise us if you have submitted or expect to submit an exemptive application or no-action request in connection with your registration statement.

Response: Neither the Fund nor KA Fund Advisors, LLC expects to submit an exemptive order application or no-action request in connection with the Registration Statement.
* * * * * * * * * *
We believe that we have addressed fully Mr. Sandoe’s comments regarding the Registration Statement. We are grateful to your continuing assistance with the review of this Registration Statement.
Please direct any inquiries regarding this filing to the undersigned at (415) 856-7007.
Very truly yours,
David A. Hearth
of PAUL, HASTINGS, JANOFSKY & WALKER LLP

Enclosure
cc:	Kevin S. McCarthy
David J. Shladovsky, Esq.